Shareholder Report, Holdings (Details) - C000151946 [Member]	Oct. 31, 2025
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.80%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	18.30%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
FINLAND
Holdings [Line Items]
Percent of Net Asset Value	13.10%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%